RELATED PARTY TRANSACTIONS - Transactions with group's related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement
Loans provided to related parties	$ 0	$ 601	$ 0
Related Party | Mr. Man Guo
Statement
Loans provided to related parties	918	0
Related Party | Dan Shao
Statement
Loans provided to related parties	$ 10,190	$ 0